UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Strategic Partners Real Estate Fund

Portfolio of Investments as of December 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS
Construction 0.9%
45,900	WCI Communities, Inc. (a)	$1,232,415
Diversified 14.4%
151,400	Archstone-Smith Trust	6,342,146
75,300	Thomas Properties Group, Inc.	942,003
33,472	Unibail (France)	4,454,110
97,700	Vornado Realty Trust	8,155,019

		19,893,278

Lodging 16.7%
59,400	Diamondrock Hospitality Co.	710,424
554,900	Host Marriott Corp.	10,515,355
8,400	LaSalle Hotel Properties	308,448
177,513	Starwood Hotels & Resorts Worldwide, Inc.	11,335,980
5,100	Sunstone Hotel Investors, Inc.	135,507

		23,005,714

Multi-Family 7.7%
58,500	Avalonbay Communities, Inc.	5,221,125
2,800	Camden Property Trust	162,176
121,100	Equity Residential	4,737,432
2,500	Essex Property Trust, Inc.	230,500
1,800	Mid-America Apartment Communities, Inc.	87,300
4,400	United Dominion Realty Trust, Inc.	103,136

		10,541,669

Office 10.5%
8,600	BioMed Realty Trust, Inc.	209,840
85,800	Boston Properties, Inc.	6,360,354
40,500	CB Richard Ellis Group, Inc. (a)	2,383,425
7,370	Corporate Office Properties Trust	262,319
8,800	Equity Office Properties Trust	266,904
5,300	Kilroy Realty Corp.	328,070
48,200	Liberty Property Trust	2,065,370
38,500	PS Business Parks, Inc.	1,894,200
9,000	SL Green Realty Corp.	687,510

		14,457,992

Real Estate 0.3%
14,100	Brookfield Properties Corp. (China)	414,822
Retail - Shopping Centers 14.0%
59,800	Acadia Realty Trust	1,198,990
7,800	Developers Diversified Realty Corp.	366,756
2,600	Federal Realty Investment Trust	157,690
315,700	Kimco Realty Corp.	10,127,656
4,000	Pan Pacific Retail Properties, Inc.	267,560
101,900	Regency Centers Corp.	6,007,005
32,300	Saul Centers, Inc.	1,166,030
2,300	Tanger Factory Outlet Centers	66,102

		19,357,789

Retail - Malls 16.8%
9,100	CBL & Associates Properties, Inc.	359,541
223,310	General Growth Properties, Inc.	10,493,337
2,400	Macerich Co. (The)	161,136
158,000	Simon Property Group, Inc.	12,107,540

		23,121,554

Self-Storage Facilities 3.2%
65,700	Public Storage, Inc.	4,449,204

Specialty Financials 6.7%
92,340	iStar Financial, Inc.	3,291,921
184,000	Ventas, Inc.	5,891,680

		9,183,601

Warehouse 5.2%
74,600	AMB Property Corp.	3,668,082
1,900	CenterPoint Properties Trust	94,012
2,500	EastGroup Properties, Inc.	112,900
71,900	ProLogis	3,359,168

		7,234,162

	Total long-term investments (cost $93,457,546)	132,892,200

SHORT-TERM INVESTMENT 2.5%

REGISTERED INVESTMENT COMPANIES
3,402,144	Dryden Core Investment Fund - Taxable Money Market Series (cost $3,554,664)(c)	3,554,664

	Total Investments — 98.9% (cost $97,012,210)(b)	136,446,864
	Other assets in excess of liabilities — 1.1%	1,502,092

	Net Assets — 100%	$137,948,956

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $97,169,398; accordingly, net unrealized appreciation on investments for federal income tax purposes was $39,277,466 (gross unrealized appreciation $39,317,351; gross unrealized depreciation $39,885). The difference between book and tax basis attributable to deferred losses on wash sales.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as a manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Note 1. Accounting Policies

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Fund

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.